Schedule of Investments
March 31, 2020
(Unaudited)
Invesco Oppenheimer Portfolio Series: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–99.99%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Alternative Funds–6.12%
Invesco Oppenheimer Fundamental Alternatives Fund, Class R6	2.45%	$16,670,686	$—	$—	$(946,582)	$—	$—	602,918	$15,724,104
Invesco Oppenheimer Master Event-Linked Bond Fund, Class R6	2.63%	17,036,668	182,209	—	(305,619)	—	258,996	1,073,435	16,913,258
Invesco Oppenheimer SteelPath MLP Select 40 Fund, Class R6	1.04%	16,343,205	410,654	—	(10,060,863)	—	410,626	2,373,403	6,692,996
Total Alternative Funds		50,050,559	592,863	—	(11,313,064)	—	669,622		39,330,358
Domestic Equity Funds–34.40%
Invesco Oppenheimer Discovery Mid Cap Growth Fund, Class R6	3.09%	25,358,918	—	(1,579,213)	(4,020,345)	86,546	—	909,945	19,845,906
Invesco Oppenheimer Main Street Small Cap Fund, Class R6	4.54%	43,772,364	—	(1,768,924)	(12,863,552)	80,837	—	2,656,430	29,220,725
Invesco Oppenheimer Value Fund, Class R6	12.55%	123,482,379	387,197	(1,622,376)	(41,562,667)	23,826	387,197	4,141,014	80,708,359
Invesco Russell 1000 Dynamic Multifactor ETF	14.22%	122,891,253	—	(4,078,064)	(27,126,923)	(295,309)	366,618	3,512,335	91,390,957
Total Domestic Equity Funds		315,504,914	387,197	(9,048,577)	(85,573,487)	(104,100)	753,815		221,165,947
Fixed Income Funds–2.15%
Invesco Oppenheimer Master Loan Fund, Class R6	2.15%	16,461,794	142,802	—	(2,780,973)	—	225,284	965,957	13,823,623
Foreign Equity Funds–54.60%
Invesco Oppenheimer Developing Markets Fund, Class R6	7.88%	70,442,713	—	(4,303,748)	(15,113,623)	(401,123)	—	1,438,597	50,624,219
Invesco Oppenheimer Emerging Markets Innovators Fund, Class R6(b)	4.77%	44,889,665	—	(2,239,769)	(12,317,959)	348,857	—	3,769,139	30,680,794
Invesco Oppenheimer Global Fund, Class R6	15.93%	139,599,639	—	(8,038,295)	(28,869,434)	(305,707)	—	1,358,628	102,386,203
Invesco Oppenheimer Global Infrastructure Fund, Class R6	2.01%	17,204,747	—	—	(4,315,620)	—	—	1,443,351	12,889,127
Invesco Oppenheimer International Equity Fund, Class R6	8.30%	70,432,516	—	(2,834,271)	(14,556,518)	336,150	—	3,103,365	53,377,877
Invesco Oppenheimer International Growth Fund, Class R6	8.38%	70,363,694	—	(3,048,663)	(14,486,694)	1,055,266	—	1,520,418	53,883,603
Invesco Oppenheimer International Small-Mid Company Fund, Class R6	7.33%	60,024,874	—	—	(12,874,078)	—	—	1,252,345	47,150,796
Total Foreign Equity Funds		472,957,848	—	(20,464,746)	(102,533,926)	1,033,443	—		350,992,619
Real Estate Funds–1.96%
Invesco Oppenheimer Real Estate Fund, Class Y	1.96%	16,746,972	—	—	(4,115,360)	—	—	620,718	12,631,612
Money Market Funds–0.76%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	0.76%	1,895,144	16,675,923	(13,706,995)	—	—	2,224	4,864,072	4,864,072
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $631,587,244)	99.99%	$873,617,231	$17,798,785	$(43,220,318)	$(206,316,810)	$929,343	$1,650,945		$642,808,231
OTHER ASSETS LESS LIABILITIES	0.01%								77,676
NET ASSETS	100.00%								$642,885,907
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Portfolio Series: Growth Investor Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	27	June-2020	$3,469,095	$224,369	$224,369
EURO STOXX 600 Index	28	June-2020	487,768	48,792	48,792
MSCI Emerging Market	6	June-2020	252,870	10,179	10,179
Nikkei 225 Index	1	June-2020	175,959	(2,446)	(2,446)
S&P/TSX 60 Index	1	June-2020	115,711	11,196	11,196
SPI 200 Index	1	June-2020	78,564	309	309
Total Futures Contracts				$292,399	$292,399
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Portfolio Series: Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated and Unaffiliated Issuers	$642,808,231	$—	$—	$642,808,231
Other Investments - Assets*
Futures Contracts	294,845	—	—	294,845
Other Investments - Liabilities*
Futures Contracts	(2,446)	—	—	(2,446)
Total Other Investments	292,399	—	—	292,399
Total Investments	$643,100,630	$—	$—	$643,100,630

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Oppenheimer Portfolio Series: Growth Investor Fund